June 30, 2002	• Pacific Select Separate Account of Pacific Life Insurance Company

Semi-Annual
    Report

PACIFIC SELECT

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002 (Unaudited)
(In thousands)

	Emerging Markets Variable Account	Small-Cap Equity Variable Account	Multi- Strategy Variable Account	Large-Cap Core Variable Account (1)	Growth LT Variable Account	International Value Variable Account	Equity Index Variable Account

ASSETS

Investments:

Emerging Markets Portfolio	$54

Small-Cap Equity Portfolio		$6,042

Multi-Strategy Portfolio			$1,022

Large-Cap Core Portfolio (1)				$2,029

Growth LT Portfolio					$1,321

International Value Portfolio						$3,254

Equity Index Portfolio							$3,578

Total Assets	54	6,042	1,022	2,029	1,321	3,254	3,578

LIABILITIES

Payables:

Mortality and expense risk fees	—	12	2	4	3	5	7

Total Liabilities	—	12	2	4	3	5	7

NET ASSETS	$54	$6,030	$1,020	$2,025	$1,318	$3,249	$3,571

Shares Owned in each Portfolio	8	377	78	119	93	263	152

Cost of Investments	$55	$7,179	$1,071	$2,450	$2,988	$3,706	$3,760

(1) Formerly named Equity Income Variable Account and Equity Income Portfolio.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2002 (Unaudited)
(In thousands)

	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account

ASSETS

Investments:

Inflation Managed Portfolio	$317

Managed Bond Portfolio		$757

Money Market Portfolio			$696

High Yield Bond Portfolio				$5,724

Equity Portfolio					$95

Aggressive Equity Portfolio						$94

Total Assets	317	757	696	5,724	95	94

LIABILITIES

Payables:

Mortality and expense risk fees	1	2	1	10	1	1

Total Liabilities	1	2	1	10	1	1

NET ASSETS	$316	$755	$695	$5,714	$94	$93

Shares Owned in each Portfolio	28	68	69	878	6	11

Cost of Investments	$302	$741	$697	$7,792	$172	$118

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2002 (Unaudited)
(In thousands)

	Emerging Markets Variable Account	Small-Cap Equity Variable Account	Multi- Strategy Variable Account	Large-Cap Core Variable Account (1)	Growth LT Variable Account	International Value Variable Account	Equity Index Variable Account

INVESTMENT INCOME

Dividends (2)	$—	$5	$17	$3	$14	$—	$306

EXPENSES

Mortality and expense risk fees	—	23	4	8	6	11	14

Net Investment Income (Loss)	—	(18)	13	(5)	8	(11)	292

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(31)	8	1	24	5	(6)	28

Net unrealized appreciation (depreciation) on investments	38	(537)	(128)	(498)	(414)	89	(891)

Net Realized and Unrealized Gain (Loss) on Investments	7	(529)	(127)	(474)	(409)	83	(863)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7	($547)	($114)	($479)	($401)	$72	($571)

(1)	Formerly named Equity Income Variable Account.

(2)	Pacific Select Fund declared dividends on the Emerging Markets Portfolio during 2002. The amount received by the Emerging Markets Variable Account was less than $500 for the period.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2002 (Unaudited)
(In thousands)

	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account

INVESTMENT INCOME

Dividends	$7	$23	$5	$270	$—	$—

EXPENSES

Mortality and expense risk fees	1	3	3	21	—	—

Net Investment Income	6	20	2	249	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	—	7	—	(46)	(4)	—

Net unrealized appreciation (depreciation) on investments	13	(3)	—	(432)	(15)	(6)

Net Realized and Unrealized Gain (Loss) on Investments	13	4	—	(478)	(19)	(6)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19	$24	$2	($229)	($19)	($6)

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 2002 (Unaudited)
(In thousands)

	Emerging Markets Variable Account	Small-Cap Equity Variable Account	Multi- Strategy Variable Account	Large-Cap Core Variable Account (1)	Growth LT Variable Account	International Value Variable Account	Equity Index Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$—	($18)	$13	($5)	$8	($11)	$292

Net realized gain (loss) from security transactions	(31)	8	1	24	5	(6)	28

Net unrealized appreciation (depreciation) on investments	38	(537)	(128)	(498)	(414)	89	(891)

Net Increase (Decrease) in Net Assets Resulting from Operations	7	(547)	(114)	(479)	(401)	72	(571)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfers between variable accounts, net	(60)	4	—	5	(3)	(17)	(3)

Transfers—policy charges and deductions	(1)	(23)	(6)	(16)	(5)	(12)	(12)

Transfers—surrenders	(19)	(49)	—	(29)	(30)	(24)	(53)

Transfers—other	3	20	1	(52)	(24)	6	(11)

Net Decrease in Net Assets

Derived from Policy Transactions	(77)	(48)	(5)	(92)	(62)	(47)	(79)

NET INCREASE (DECREASE) IN NET ASSETS	(70)	(595)	(119)	(571)	(463)	25	(650)

NET ASSETS

Beginning of Period	124	6,625	1,139	2,596	1,781	3,224	4,221

End of Period	$54	$6,030	$1,020	$2,025	$1,318	$3,249	$3,571

(1)	Formerly named Equity Income Variable Account.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2002 (Unaudited)
(In thousands)

	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$6	$20	$2	$249	$—	$—

Net realized gain (loss) from security transactions	—	7	—	(46)	(4)	—

Net unrealized appreciation (depreciation) on investments	13	(3)	—	(432)	(15)	(6)

Net Increase (Decrease) in Net Assets Resulting from Operations	19	24	2	(229)	(19)	(6)

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL UNIT TRANSACTIONS

Transfers between variable accounts, net	6	(45)	62	52	(6)	4

Transfers—policy charges and deductions	(2)	(3)	(3)	(13)	—	(1)

Transfers—surrenders	—	(29)	(4)	(30)	—	—

Transfers—other	(1)	6	(3)	4	(2)	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3	(71)	52	13	(8)	3

NET INCREASE (DECREASE) IN NET ASSETS	22	(47)	54	(216)	(27)	(3)

NET ASSETS

Beginning of Period	294	802	641	5,930	121	96

End of Period	$316	$755	$695	$5,714	$94	$93

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Emerging Markets Variable Account	Small-Cap Equity Variable Account	Multi- Strategy Variable Account	Large-Cap Core Variable Account (1)	Growth LT Variable Account	International Value Variable Account	Equity Index Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($1)	$1,029	$23	$32	$393	$71	$33

Net realized gain (loss) from security transactions	(4)	19	15	61	113	(2)	63

Net unrealized depreciation on investments	(3)	(1,277)	(60)	(384)	(1,445)	(1,006)	(731)

Net Decrease in Net Assets Resulting from Operations	(8)	(229)	(22)	(291)	(939)	(937)	(635)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	—	2	—	2	—	—	1

Transfers between variable accounts, net	27	(11)	(2)	(41)	(306)	13	(27)

Transfers—policy charges and deductions	(1)	(55)	(10)	(46)	(15)	(29)	(29)

Transfers—surrenders	—	(28)	—	(30)	—	(16)	(11)

Transfers—other	—	14	(1)	(12)	(31)	4	(16)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	26	(78)	(13)	(127)	(352)	(28)	(82)

NET INCREASE (DECREASE) IN NET ASSETS	18	(307)	(35)	(418)	(1,291)	(965)	(717)

NET ASSETS

Beginning of Year	106	6,932	1,174	3,014	3,072	4,189	4,938

End of Year	$124	$6,625	$1,139	$2,596	$1,781	$3,224	$4,221

(1) Formerly named Equity Income Variable Account.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$9	$36	$20	$554	$7	($1)

Net realized gain (loss) from security transactions	1	4	—	(25)	(4)	(7)

Net unrealized appreciation (depreciation) on investments	—	12	—	(490)	(37)	(14)

Net Increase (Decrease) in Net Assets Resulting from Operations	10	52	20	39	(34)	(22)

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL UNIT TRANSACTIONS

Transfers between variable accounts, net	15	(55)	422	(29)	(4)	(2)

Transfers—policy charges and deductions	(3)	(5)	(8)	(24)	(1)	(1)

Transfers—surrenders	—	—	(408)	—	—	—

Transfers—other	(1)	2	(3)	(2)	(12)	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	11	(58)	3	(55)	(17)	(3)

NET INCREASE (DECREASE) IN NET ASSETS	21	(6)	23	(16)	(51)	(25)

NET ASSETS

Beginning of Year	273	808	618	5,946	172	121

End of Year	$294	$802	$641	$5,930	$121	$96

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS

Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets and total returns for the period ended June 30, 2002 and the year ended December 31, 2001 were as follows:

For the Period or Year Ended	AUV at End of Period/Year	Number of Units Outstanding	Total Net Assets (in $000’s)	Ratios of Investment Income to Average Net Assets (1)	Total Returns (2)

Emerging Markets

06/30/2002 (Unaudited)	$6.16	8,766	$54	0.79%	5.20%

2001	5.90	20,946	124	0.17%	(9.98%)

Small-Cap Equity

06/30/2002 (Unaudited)	$44.81	134,571	$6,030	0.16%	(9.03%)

2001	48.85	135,608	6,625	16.48%	(2.46%)

Multi-Strategy

06/30/2002 (Unaudited)	$30.86	33,057	$1,020	3.19%	(10.34%)

2001	34.29	33,220	1,139	2.68%	(1.49%)

Large-Cap Core(3)

06/30/2002 (Unaudited)	$33.12	61,134	$2,025	0.26%	(19.78%)

2001	40.84	63,567	2,596	1.88%	(8.54%)

Growth LT

06/30/2002 (Unaudited)	$25.56	51,550	$1,318	1.75%	(23.70%)

2001	33.17	53,683	1,781	17.42%	(29.40%)

International Value

06/30/2002 (Unaudited)	$19.76	164,419	$3,249	0.00%	2.81%

2001	19.32	166,870	3,224	2.74%	(22.86%)

Equity Index

06/30/2002 (Unaudited)	$30.40	117,466	$3,571	15.30%	(14.59%)

2001	35.20	119,910	4,221	1.45%	(11.83%)

Inflation Managed

06/30/2002 (Unaudited)	$27.13	11,656	$316	4.53%	6.36%

2001	25.51	11,520	294	3.67%	3.55%

Managed Bond

06/30/2002 (Unaudited)	$28.55	26,458	$755	5.83%	3.75%

2001	27.69	28,951	802	5.13%	5.92%

Money Market

06/30/2002 (Unaudited)	$18.75	37,062	$695	1.49%	0.39%

2001	18.68	34,294	641	3.78%	3.13%

High Yield Bond

06/30/2002 (Unaudited)	$24.47	233,501	$5,714	9.07%	(3.66%)

2001	25.44	233,109	5,930	9.84%	0.46%

Equity

06/30/2002 (Unaudited)	$7.14	13,206	$94	0.00%	(17.87%)

2001	8.60	14,046	121	6.02%	(21.45%)

Aggressive Equity

06/30/2002 (Unaudited)	$8.73	10,711	$93	0.00%	(6.61%)

2001	9.31	10,342	96	0.00%	(17.53%)

(1)	The ratios of investment income to average daily net assets are annualized.
(2)
Total returns reflect a deduction for mortality and expense risk charges assessed through the daily accumulation unit value calculation and these charges are assessed at an annual rate of 0.70% of the average daily net assets of each Variable Account as discussed in Note 3 to Financial Statements. Total returns do not include deductions at the separate account or contract level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a contract, which, if incurred, would have resulted in lower returns.

(3)	Large-Cap Core Variable Account was formerly named Equity Income Variable Account.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The Pacific Select Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2002 is comprised of thirteen subaccounts called Variable Accounts: Emerging Markets, Small-Cap Equity, Multi-Strategy, Large-Cap Core (formerly Equity Income), Growth LT, International Value, Equity Index, Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity, and Aggressive Equity Variable Accounts. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

The Separate Account held by Pacific Life represents funds from individual flexible premium variable life insurance policies. The assets of the Separate Account are carried at market value.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

During the six-month period ended June 30, 2002, the Fund declared dividends for each of the portfolios invested in by the Separate Account except the International Value, Equity, and Aggressive Equity Portfolios. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to variable life insurance policies funded by the Separate Account at an annual rate of 0.70% of the average daily net assets of each Variable Account. Under the policies, Pacific Life makes certain deductions from the net assets of each Variable Account for sales load, administrative expenses, state premium taxes, cost of insurance and charges for optional benefits. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

5.    SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUND SHARES

The investments in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). A reconciliation of total cost and market value of the Separate Account’s investments in the Fund as of June 30, 2002 were as follows (amounts in thousands):

	Variable Accounts

	Emerging Markets	Small-Cap Equity	Multi- Strategy	Large-Cap Core (1)	Growth LT

Total cost of investments at beginning of period	$163	$7,229	$1,060	$2,521	$3,035
Add: Total net proceeds from policy and M&E transactions	3	37	1	13	10

Reinvested distributions from the Fund:

(a) Net investment income	—	5	6	3	14

(b) Net realized gain	—	—	11	—	—

Sub-Total	166	7,271	1,078	2,537	3,059
Less: Cost of investments disposed during the period	111	92	7	87	71

Total cost of investments at end of period	55	7,179	1,071	2,450	2,988
Add: Unrealized depreciation	(1)	(1,137)	(49)	(421)	(1,667)

Total market value of investments at end of period	$54	$6,042	$1,022	$2,029	$1,321

	International Value	Equity Index	Inflation Managed	Managed Bond	Money Market

Total cost of investments at beginning of period	$3,767	$3,515	$293	$783	$642
Add: Total net proceeds from policy and M&E transactions	16	10	5	95	66

Reinvested distributions from the Fund:

(a) Net investment income	—	11	2	17	5

(b) Net realized gain	—	295	5	6	—

Sub-Total	3,783	3,831	305	901	713
Less: Cost of investments disposed during the period	77	71	3	160	16

Total cost of investments at end of period	3,706	3,760	302	741	697
Add: Unrealized appreciation (depreciation)	(452)	(182)	15	16	(1)

Total market value of investments at end of period	$3,254	$3,578	$317	$757	$696

	High Yield Bond	Equity	Aggressive Equity

Total cost of investments at beginning of period	$7,570	$184	$115
Add: Total net proceeds from policy and M&E transactions	137	—	4

Reinvested distributions from the Fund:

(a) Net investment income	270	—	—

(b) Net realized gain	—	—	—

Sub-Total	7,977	184	119
Less: Cost of investments disposed during the period	185	12	1

Total cost of investments at end of period	7,792	172	118
Add: Unrealized depreciation	(2,068)	(77)	(24)

Total market value of investments at end of period	$5,724	$95	$94

(1) Large-Cap Core Variable Account was formerly named Equity Income Variable Account.

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

6.    TRANSACTIONS IN SEPARATE ACCOUNT UNITS

Transactions in Separate Account units for the period ended June 30, 2002 were as follows:

	Variable Accounts

	Emerging Markets	Small-Cap Equity	Multi- Strategy	Large-Cap Core (1)	Growth LT

Total units outstanding at beginning of period	20,946	135,608	33,220	63,567	53,683

Increase (decrease) in units resulting from policy transactions:

(a) Transfers between variable accounts, net	(9,678)	69	—	114	(106)

(b) Transfers—policy charges and deductions	(89)	(469)	(179)	(411)	(177)

(c) Transfers—surrenders	(2,838)	(1,015)	—	(775)	(964)

(d) Transfers—other	425	378	16	(1,361)	(886)

Sub-Total	(12,180)	(1,037)	(163)	(2,433)	(2,133)

Total units outstanding at end of period	8,766	134,571	33,057	61,134	51,550

	International Value	Equity Index	Inflation Managed	Managed Bond	Money Market

Total units outstanding at beginning of period	166,870	119,910	11,520	28,951	34,294

Increase (decrease) in units resulting from policy transactions:

(a) Transfers between variable accounts, net	(840)	(131)	225	(1,625)	3,313

(b) Transfers—policy charges and deductions	(623)	(354)	(90)	(92)	(159)

(c) Transfers—surrenders	(1,239)	(1,507)	—	(1,035)	(240)

(d) Transfers—other	251	(452)	1	259	(146)

Sub-Total	(2,451)	(2,444)	136	(2,493)	2,768

Total units outstanding at end of period	164,419	117,466	11,656	26,458	37,062

	High Yield Bond	Equity	Aggressive Equity

Total units outstanding at beginning of period	233,109	14,046	10,342

Increase (decrease) in units resulting from policy transactions:

(a) Transfers between variable accounts, net	1,986	(713)	458

(b) Transfers—policy charges and deductions	(491)	(53)	(89)

(c) Transfers—surrenders	(1,167)	—	—

(d) Transfers—other	64	(74)	—

Sub-Total	392	(840)	369

Total units outstanding at end of period	233,501	13,206	10,711

(1) Large-Cap Core Variable Account was formerly named Equity Income Variable Account.

Semi-Annual Report
as of June 30, 2002

•  Pacific Select
   Separate Account of
   Pacific Life Insurance Company

Accountants
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Pacific Life Insurance Company
Life Insurance Operations Center
P.O. Box 7500
Newport Beach, California 92658-7500

ADDRESS SERVICE REQUESTED

Form No. 15-21759-03